Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional volume of natural gas derivatives that is expected to settle or mature each year
The following table reflects the volume activity of our natural gas derivatives as of December 31, 2024 that is expected to settle or mature each year:

Year	Natural Gas Swaps (MMBTUs)
(in millions)
2025	26.1
2026	22.8
2027	11.8
2028	1.2
2029	1.5
Total	63.4

Schedule of fair value of derivative instruments and effect on consolidated balance sheets
The table below reflects the fair value of derivative instruments subject to the right of setoff and their effect on our consolidated balance sheets at December 31, 2024 and 2023. We have elected to offset the recognized fair value amounts for multiple derivative instruments executed with the same counterparty in our financial statements when a legal right of setoff exists.

	Consolidated Balance Sheet Location			Fair Value
				2024			2023
		Assets	Liabilities	Net Carrying Value Presented on the Balance Sheet	Assets	Liabilities	Net Carrying Value Presented on the Balance Sheet
Assets				(dollars in thousands)
Natural gas swaps	Other current assets	$19,527	$(1,563)	$17,964	$—	$—	$—
Natural gas swaps	Other deferred charges	17,566	(5,279)	12,287	32,177	(6,718)	25,459
Liabilities
Natural gas swaps	Other current liabilities	$290	$(1,917)	$(1,627)	$3,798	$(14,168)	$(10,370)
Natural gas swaps	Other deferred credits	—	—	—	—	(1,644)	(1,644)
Total		$37,383	$(8,759)	$28,624	$35,975	$(22,530)	$13,445

Schedule of the realized gains and (losses) on derivative instruments recognized in margin
The following table presents the realized gains and (losses) on derivative instruments recognized in margin for the years ended December 31, 2024, 2023 and 2022.

	Consolidated Statement of Revenues and Expenses Location	2024	2023	2022
		(dollars in thousands)
Natural gas swaps gains	Fuel	$1,213	$2,001	$121,626
Natural gas swaps losses	Fuel	(25,510)	(22,924)	(6,587)
Total		$(24,297)	$(20,923)	$115,039

Schedule of unrealized gains and (losses) on derivative instruments deferred on the balance sheet
The following table presents the unrealized (gains) and losses on derivative instruments deferred on the consolidated balance sheets at December 31, 2024 and 2023.

	Consolidated Balance Sheet Location
		2024	2023
		(dollars in thousands)
Natural gas swaps	Regulatory liability	$28,624	$13,445
Total		$28,624	$13,445